Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-145064

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

TIAA-CREF LIFE INSURANCE COMPANY

PROSPECTUS SUPPLEMENT NUMBER (2)

Dated Jan 6, 2023 to the:

Intelligent Variable Annuity® Prospectus

dated May 1, 2022, as supplemented August 25, 2022

This supplement amends certain disclosures in the above-referenced prospectus for Contracts with the same name. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

MATSON MONEY FIXED INCOME VI PORTFOLIO

In Appendix A of the Intelligent Variable Annuity prospectus the Portfolio table is updated to reflect changes made to the Matson portfolios effective January 1, 2023.

Portfolios	Total Annual Portfolio Expenses after any applicable waivers
Matson Money International Equity VI Portfolio	1.15%

Matson Money Fixed Income VI Portfolio	0.85%

For more information about these changes and about the portfolios in general, refer to the Matson Portfolio Prospectuses.

JOHN HANCOCK EMERGING MARKETS VALUE

In Appendix A of the Intelligent Variable Annuity prospectus the Portfolio table is corrected.

Portfolios	Total Annual Portfolio Expenses after any applicable waivers
John Hancock Emerging Markets Value Trust[2]	0.98%

For more information refer to the John Hancock Emerging Markets Portfolio Prospectus.

A41362 1/23